SCHEDULE OF PREPAYMENTS AND OTHER CURRENT ASSETS (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Prepayments And Other Current Assets
Prepayments	$ 2,345,959	$ 376,746	$ 7,185
Other current assets	6,769	7,062
Total prepayments and other receivables	$ 2,352,728	$ 383,808	$ 7,185